UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        11/14/05
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         80

Form 13F Information Table Value Total:  1,133,002
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


PAGE:    1 OF:   3      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #           DATE:09/30/05


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Agere CONVERT         CONVERTIBLE    00845VAA8           10,000     10000000    X                           100000~
6.5% Due 12/15/09
Broacde Comm CONVERT  CONVERTIBLE    111621AB4            1,970    2,000,000    X                           2000000
2.0% 1/1/07
ETRADE GROUP CONVERT  CONVERTIBLE    269246AB0            1,011    1,000,000    X                           1000000
6%, 2/1/07
Mentor Graph CONVERT  CONVERTIBLE    587200AB2           17,527     17637000    X                           176370~
6.875% Due 06/15/07
Mentor Graph CONVERT  CONVERTIBLE    587200AD8            4,976    5,575,000    X                           5575000
FLOAT% Due 8/6/2023
Automatic Data Proce  COMMON STOCK   053015103           31,204      725,000    X                            725000

Adaptec, Inc          COMMON STOCK   00651F108              387      101,000    X                            101000

Alliance Data Sys     COMMON STOCK   018581108              795       20,300    X                             20300

AFLAC Incorporated    COMMON STOCK   001055102           15,860      350,100    X                            350100

Agere Systems, Inc    COMMON STOCK   00845V308            7,060      678,200    X                            678200

Arthur J. Gallagher   COMMON STOCK   363576109           28,827    1,000,600    X                           1000600

Altera Corporation    COMMON STOCK   021441100              191       10,000    X                             10000

Applied Materials     COMMON STOCK   038222105              170       10,000    X                             10000

Amgen, Inc.           COMMON STOCK   031162100           29,892      375,200    X                            375200

Apache Corporation    COMMON STOCK   037411105           35,730      475,000    X                            475000

Avon Products         COMMON STOCK   054303102           16,241      601,500    X                            601500

Avery Dennison Corp   COMMON STOCK   053611109           17,027      325,000    X                            325000

WR Berkley Corp       COMMON STOCK   084423102              403       10,200    X                             10200

Boston Scientific Co  COMMON STOCK   101137107           11,685      500,000    X                            500000

Cannon Inc            COMMON STOCK   138006309            5,426      100,000    X                            100000

Colgate-Palmolive Co  COMMON STOCK   194162103            5,279      100,000    X                            100000

Credence Systems      COMMON STOCK   225302108            6,404      802,500    X                            802500

Connetics Corp        COMMON STOCK   208192104            5,097      301,400    X                            301400

Cisco Systems, Inc.   COMMON STOCK   17275R102           46,656    2,602,100    X                           2602100

Devon Energy Corp.    COMMON STOCK   25179M103            6,864      100,000    X                            100000

eBay Inc.             COMMON STOCK   278642103           16,525      401,100    X                            401100

Electronics for Imag  COMMON STOCK   286082102            4,129      180,000    X                            180000

Energen Corporation   COMMON STOCK   29265N108           14,124      326,500    X                            326500

Electro Scientific    COMMON STOCK   285229100           13,908      622,000    X                            622000

E*TRADE Financial     COMMON STOCK   269246104              176       10,000    X                             10000

Ethan Allen Interior  COMMON STOCK   297602104           10,988      350,500    X                            350500

Family Dollar Stores  COMMON STOCK   307000109            8,971      451,500    X                            451500

Cedar Fair, L.P.      COMMON STOCK   150185106           17,994      600,000    X                            600000

Gannett Co., Inc      COMMON STOCK   364730101           22,370      325,000    X                            325000

The Gap, Inc.         COMMON STOCK   364760108            7,882      452,200    X                            452200

Hain Celestial Group  COMMON STOCK   405217100            2,431      125,300    X                            125300

The Home Depot, Inc.  COMMON STOCK   437076102           15,256      400,000    X                            400000

Hyperion Solutions    COMMON STOCK   44914M104              983       20,200    X                             20200

IBM Corporation       COMMON STOCK   459200101           20,063      250,100    X                            250100

Integrated Device     COMMON STOCK   458118106           14,978    1,394,600    X                           1394600

Illinois Tool Works   COMMON STOCK   452308109           16,466      200,000    X                            200000

Johnson & Johnson     COMMON STOCK   478160104           34,804      550,000    X                            550000

Jefferson-Pilot Corp  COMMON STOCK   475070108            3,843       75,100    X                             75100

J.P. Morgan Chase     COMMON STOCK   46625H100           24,599      725,000    X                            725000

Knight-Ridder, Inc.   COMMON STOCK   499040103           49,907      850,500    X                            850500

Leap Wireless Intl    COMMON STOCK   521863308            7,938      225,500    X                            225500

Lattice Semiconducto  COMMON STOCK   518415104            1,552      362,700    X                            362700

Limited Brands        COMMON STOCK   532716107            2,061      100,900    X                            100900

Lexmark Intl Inc.     COMMON STOCK   529771107            6,136      100,500    X                            100500

Mattel, Inc.          COMMON STOCK   577081102            3,770      226,000    X                            226000

Mentor Graphics Corp  COMMON STOCK   587200106           21,565    2,507,500    X                           2507500

The McGraw-Hill Co.   COMMON STOCK   580645109           10,809      225,000    X                            225000

McCormick & Co        COMMON STOCK   579780206            1,632       50,000    X                             50000

3M Co.                COMMON STOCK   88579Y101           56,898      775,600    X                            775600

Maguire Properties    COMMON STOCK   559775101            7,513      250,000    X                            250000

Nokia Corp - ADR      COMMON STOCK   654902204            5,073      300,000    X                            300000

ONEOK, Inc.           COMMON STOCK   682680103            5,436      159,800    X                            159800

Pitney Bowes Inc.     COMMON STOCK   724479100           18,796      450,300    X                            450300

Petco Animal Supplie  COMMON STOCK   716016209            5,320      251,400    X                            251400

Pfizer Inc.           COMMON STOCK   717081103           37,480    1,501,000    X                           1501000

The Proctor & Gamble  COMMON STOCK   742718109           29,730      500,000    X                            500000

Pier 1 Imports, Inc.  COMMON STOCK   720279108            4,192      372,000    X                            372000

Ross Stores, Inc.     COMMON STOCK   778296103           40,909    1,726,100    X                           1726100

Restoration Hardware  COMMON STOCK   760981100            1,650      261,000    X                            261000

RadiSys Corporation   COMMON STOCK   750459109           24,758    1,276,200    X                           1276200

Charles Schwab Corp   COMMON STOCK   808513105           13,710      950,100    X                            950100

SLM Corporation       COMMON STOCK   78442P106           10,728      200,000    X                            200000

The ServiceMaster Co  COMMON STOCK   81760N109           10,832      800,000    X                            800000

The Stanley Works     COMMON STOCK   854616109           18,681      400,200    X                            400200

Teradyne, Inc.        COMMON STOCK   880770102              165       10,000    X                             10000

Teleflex Incorporate  COMMON STOCK   879369106           26,438      375,000    X                            375000

TJX Companies Inc     COMMON STOCK   872540109           27,677    1,351,400    X                           1351400

Vishay Intertech      COMMON STOCK   928298108           26,923    2,253,000    X                           2253000

Verizon Communicatio  COMMON STOCK   92343V104           22,883      700,000    X                            700000

Waters Corporation    COMMON STOCK   941848103            8,320      200,000    X                            200000

Wachovia Corporation  COMMON STOCK   929903102           11,898      250,000    X                            250000

WD-40 Company         COMMON STOCK   929236107           14,395      543,000    X                            543000

Wells Fargo & Co.     COMMON STOCK   949746101           23,428      400,000    X                            400000

Xilinx, Inc.          COMMON STOCK   983919101              426       15,300    X                             15300

Dentsply Intl Inc     COMMON STOCK   249030107           16,206      300,000    X                            300000

GRAND TOTAL:                                          1,133,002